Common Stock (Tables)	6 Months Ended
Jun. 30, 2015
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares

The calculation of both basic and diluted number of weighted average outstanding shares as of:

	June 30, 2014	June 30, 2015
Basic weighted average number of shares	55,332,086	55,356,483
Effect of dilutive potential share options:	99,571	313,226

Diluted weighted average number of shares	55,431,657	55,669,709